Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	December 31,	December 31,
	2018	2017
Loss before income taxes
U.S. operations	$(52,758,931)	$(41,276,187)
Non-U.S. operations	(65,905,252)	(44,366,355)
Total loss before income taxes	(118,664,183)	(85,642,542)
Current provision
Federal	2,902,886	1,746,085
State	1,537,683	212,416
Foreign	2,089,428	1,595,246
Total current tax expenses	6,529,997	3,553,747
Deferred (benefit) provision
Federal	(7,828,116)	(41,477,737)
State	(4,005,413)	(3,282,520)
Foreign	(3,679,910)	(3,185,216)
Total deferred tax benefit	(15,513,439)	(47,945,473)
Total benefit for income taxes	$(8,983,442)	$(44,391,726)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	December 31,	December 31,
	2018	2017
Loss before income taxes
U.S. operations	$(52,758,931)	$(41,276,187)
Non-U.S. operations	(65,905,252)	(44,366,355)
Total loss before income taxes	(118,664,183)	(85,642,542)
Current provision
Federal	2,902,886	1,746,085
State	1,537,683	212,416
Foreign	2,089,428	1,595,246
Total current tax expenses	6,529,997	3,553,747
Deferred (benefit) provision
Federal	(7,828,116)	(41,477,737)
State	(4,005,413)	(3,282,520)
Foreign	(3,679,910)	(3,185,216)
Total deferred tax benefit	(15,513,439)	(47,945,473)
Total benefit for income taxes	$(8,983,442)	$(44,391,726)

Schedule Reconciling Statutory Tax Rate to Effective Tax Rate

	December 31,	December 31,
	2018	2017
Federal tax at 34% statutory rate	21.00%	34.00%
State and local income taxes, net of federal benefit	1.68%	2.37%
Differences in tax effects on foreign income	(10.08)%	(14.79)%
Federal tax credits	4.54%	8.69%
Uncertain tax positions — interest & penalties	0.13%	(0.24)%
Enacted change in statutory rates	0.00%	22.24%
Change in valuation allowance	0.00%	0.00%
Permanent adjustments	(8.46)%	0.09%
Other	(1.24)%	(0.53)%
Effective tax rate	7.57%	51.83%

Schedule of Deferred Tax Assets and Liabilities

	December 31,	December 31,
	2018	2017
Deferred tax assets:
Accounts receivable	$44,241	$495,373
Accrued expenses	12,640,052	11,259,586
Inventory	490,574	341,539
Investment in partnership	9,536,754	7,730,044
Net operating losses	2,819,515	4,799,901
Tax credits	4,616,722	9,091,441
Share compensation	439,318	—
Other	1,229,509	1,932,521
Less: valuation allowance	(298,219)	(137,061)
Deferred tax liabilities:
Prepaid expenses	(828,216)	(9,200,249)
Property plant & equipment	(3,002,215)	(2,827,186)
Intangible assets	(55,982,518)	(67,293,830)
Total deferred income taxes	$(28,294,483)	$(43,807,921)